JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS - 100.5%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	33	9,487

Auto Components - 0.8%
Aptiv plc	72	9,579

Banks - 3.3%
Bank of America Corp.	653	19,371
Citigroup, Inc.	199	11,530
First Republic Bank	61	8,888

		39,789

Beverages - 1.5%
PepsiCo, Inc.	128	17,522

Biotechnology - 1.9%
AbbVie, Inc.	225	23,079

Capital Markets - 2.4%
CME Group, Inc.	3	545
Morgan Stanley	411	27,589

		28,134

Chemicals - 1.8%
Air Products and Chemicals, Inc.	25	6,536
Linde plc (United Kingdom)	61	14,960

		21,496

Commercial Services & Supplies - 1.0%
Waste Connections, Inc.	122	11,979

Consumer Finance - 0.8%
American Express Co.	83	9,615

Electric Utilities - 2.7%
NextEra Energy, Inc.	396	31,998

Entertainment - 0.9%
Netflix, Inc.*	21	10,914

Food Products - 1.3%
Mondelez International, Inc., Class A	281	15,570

Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.*	460	16,312
Danaher Corp.	76	18,076
Zimmer Biomet Holdings, Inc.	111	17,097

		51,485

Health Care Providers & Services - 3.1%
UnitedHealth Group, Inc.	109	36,275

Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Holdings, Inc.	83	8,385
Yum! Brands, Inc.	137	13,885

		22,270

Industrial Conglomerates - 2.4%
Honeywell International, Inc.	148	28,943

Interactive Media & Services - 9.9%
Alphabet, Inc., Class A*	25	45,521
Alphabet, Inc., Class C*	27	50,017
Facebook, Inc., Class A*	84	21,819

		117,357

Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc.*	28	90,350
Booking Holdings, Inc.*	6	11,569

		101,919

IT Services - 9.5%
Fiserv, Inc.*	143	14,705
Leidos Holdings, Inc.	83	8,771
Mastercard, Inc., Class A	131	41,463
PayPal Holdings, Inc.*	147	34,454
WEX, Inc.*	73	13,824

		113,217

Machinery - 1.7%
Stanley Black & Decker, Inc.	119	20,697

Media - 3.1%
Charter Communications, Inc., Class A*	30	18,247
Comcast Corp., Class A	370	18,345

		36,592

Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	166	10,167
Eli Lilly and Co.	130	27,010
Merck & Co., Inc.	123	9,495

		46,672

Road & Rail - 4.7%
Norfolk Southern Corp.	118	27,958
Union Pacific Corp.	141	27,883

		55,841

Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc.*	153	13,069
Analog Devices, Inc.	77	11,285
ASML Holding NV (Registered), NYRS (Netherlands)	23	12,205
NVIDIA Corp.	25	13,198
NXP Semiconductors NV (Netherlands)	159	25,547
Texas Instruments, Inc.	187	31,034

		106,338

Software - 9.9%
Microsoft Corp.	505	117,236

Specialty Retail - 4.2%
AutoZone, Inc.*	10	10,928
Lowe’s Cos., Inc.	164	27,281
TJX Cos., Inc. (The)	182	11,623

		49,832

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	466	61,526

TOTAL COMMON STOCKS (Cost $466,697)		1,195,362

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENT COMPANIES - 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(a)(b)(Cost $4,879)	4,877	4,880

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Total Investments - 100.9% (Cost $471,576)		1,200,242
Liabilities in Excess of Other Assets - (0.9)%		(10,920)

Net Assets - 100.0%		1,189,322

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$ 1,200,242	$ –	$ –	$ 1,200,242

(a) Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.11%(a)(b)	$123	$28,785	$24,028	$—	(c)	$—	(c)	$4,880	4,877	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.